Basis of Presentation and Summary of Significant Accounting Policies - Schedule Of Changes In Allowance For Credit Losses (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Accounting Policies [Abstract]
Opening Balance	$ 107,860
Change in provision for credit losses	(103,981)
Closing Balance	$ 3,879